FINANCIAL INSTRUMENTS - Concentration Risk (Details) - Accounts receivable - Customer concentration - customer	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CONCENTRATIONS OF RISK
Concentration risk, number	5
Concentration risk, percentage	68.00%	57.00%